PROMISSORY NOTE (Details Narrative)			3 Months Ended
	Mar. 17, 2023 CAD ($) shares $ / shares	Nov. 21, 2022 CAD ($)	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares			571,448
Lender warrants [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants liability			$ 116,177
Lender [member]
IfrsStatementLineItems [Line Items]
Non-transferrable common share purchase warrants | shares	350,000
Lender [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares	119,229
Amended and restated promissory note [member]
IfrsStatementLineItems [Line Items]
Extend maturity date description	March 22, 2023 to November 24, 2023
Promissory note restatement fee	$ 225,000
Amended and restated promissory note [member] | Lender warrants [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares	$ 1.75
Fair value of warrants liability			225,000
Fees and fair value of warrants				$ 37,909
Pinnacle island LP [member]
IfrsStatementLineItems [Line Items]
Bridge loan		$ 7,000,000
Proceeds from loans		6,740,000
Commitment fee		260,000
Promissory note principal amount		$ 7,000,000
Annual interest rate		10.00%
Maturity date		February 22, 2023
Extend maturity date description		The Company extended the maturity to March 22, 2023.
Accrued interest			$ 172,603		$ 70,959